Financial Income and expenses (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 15, 2017	Feb. 24, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income [Abstract]
Interest income from loans and credits			$ 325	$ 286	$ 933
Interest rates benefits derivatives: cash flow hedges			682	3,012	2,531
Total			1,007	3,298	3,464
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities			(253,660)	(242,919)	(197,929)
Expenses due to interest - Other debts			(137,562)	(90,995)	(81,853)
Interest rates losses derivatives: cash flow hedges			(72,495)	(74,093)	(54,139)
Total			(463,717)	(408,007)	(333,921)
Other financial income / (expenses) [Abstract]
Dividend from ACBH (Brazil)			10,383	27,948	18,400
Impairment preferred equity investment in ACBH (see Note 8)			0	(22,076)	(210,435)
Other financial income			28,809	13,027	1,520
Other financial losses			(20,758)	(10,394)	(9,638)
Total			18,434	$ 8,505	$ (200,153)
Dividends retained from Abengoa		$ 10,400
Liberty [Member]
Financial expenses [Abstract]
Increase in amortized cost			50,000
Abengoa [Member]
Other financial income / (expenses) [Abstract]
Dividends retained from Abengoa	$ 10,400
Loss from derecognition of fair value assigned to preferred equity investment and recognition of debt and equity instruments			5,800
Other financial income resulting from termination of currency swap agreement			16,200
Profit resulting from sale of major part of debt and equity instruments			$ 6,500